T. ROWE PRICE Retirement 2040 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 11.4%
T. Rowe Price Funds:
New Income Fund  1,027,444 319,098 73,374 160,925,756 1,305,108
International Bond Fund (USD
Hedged)  423,749 104,897 31,951 58,107,412 501,467
U.S. Treasury Long-Term Index
Fund  435,948 79,631 59,688 66,273,044 491,083
Dynamic Global Bond Fund  236,875 74,969 23,452 37,715,558 282,490
Emerging Markets Bond Fund  137,982 62,722 15,702 19,931,629 199,117
High Yield Fund  133,079 33,577 16,008 25,476,280 152,093
Limited Duration Inflation Focused
Bond Fund  117,129 29,317 11,093 28,606,057 134,448
Floating Rate Fund  37,957 9,166 4,786 4,581,542 41,463
Total Bond Funds (Cost $3,253,013) 3,107,269
EQUITY FUNDS 86.7%
T. Rowe Price Funds:
Value Fund  3,464,256 318,510 250,851 75,054,378 3,963,622
Growth Stock Fund  3,311,630 721,848 263,381 34,127,813 3,533,935
International Value Equity Fund  1,969,326 84,241 291,351 82,105,889 2,185,659
Equity Index 500 Fund  2,275,109 73,957 285,842 12,115,026 2,166,409
U.S. Large-Cap Core Fund  2,352,539 196,920 534,543 46,643,196 2,076,555
Overseas Stock Fund  1,823,859 58,875 195,596 114,434,919 2,036,941
Real Assets Fund  1,430,796 77,496 355,147 76,686,834 1,609,657
International Stock Fund  1,530,316 173,675 144,212 71,277,539 1,606,596
Emerging Markets Discovery Stock
Fund  660,000 41,036 120,515 39,129,470 816,241
Mid-Cap Value Fund  734,814 44,518 96,240 22,178,104 790,428
Emerging Markets Stock Fund  568,118 16,883 69,474 14,662,517 741,043
Mid-Cap Growth Fund  783,819 51,142 141,459 7,075,104 716,213
New Horizons Fund (2) 306,320 145,308 37,073 7,723,036 441,217
Small-Cap Stock Fund  395,782 30,826 43,348 6,930,752 431,647
Small-Cap Value Fund  448,044 47,441 109,344 7,749,091 431,624
Total Equity Funds (Cost $14,261,963) 23,547,787
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  3,284 664,671 664,811 31,959 3,090
Total Other Mutual Funds (Cost $3,110) 3,090
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds  1.8%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (3) 258,004 1,507,179 1,281,735 483,447,716 483,448

T. ROWE PRICE Retirement 2040 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.9%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.646%,
5/14/26 (4) 38,000,000 37,723
Total Short-Term Investments (Cost $521,166) 521,171
Total Investments in Securities 100.0%
(Cost $18,039,252) $ 27,179,317
Other Assets Less Liabilities (0.0)% (10,649)
Net Assets 100.0% $ 27,168,668
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2040 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,012 MSCI EAFE Index contracts 3/26 (160,154) $ (10,693)
Short, 275 Russell 2000 E-Mini Index contracts 3/26 (36,227) (1,114)
Long, 39 S&P 500 E-Mini Index contracts 3/26 13,433 (70)
Net payments (receipts) of variation margin to date 12,858
Variation margin receivable (payable) on open futures contracts $ 981

T. ROWE PRICE Retirement 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (1,246) $ (5,902) $ 8,577
Emerging Markets Bond Fund  (739) 14,115 7,659
Emerging Markets Discovery Stock Fund  17,794 235,720 37,794
Emerging Markets Stock Fund  2,251 225,516 12,788
Equity Index 500 Fund  257,072 103,185 21,805
Floating Rate Fund  27 (874) 2,204
Growth Stock Fund  552,244 (236,162) 3,903
High Yield Fund  (461) 1,445 7,687
International Bond Fund (USD Hedged)  (331) 4,772 13,500
International Stock Fund  128,251 46,817 45,987
International Value Equity Fund  119,533 423,443 68,861
Limited Duration Inflation Focused Bond Fund  59 (905) 5,234
Mid-Cap Growth Fund  47,746 22,711 5,299
Mid-Cap Value Fund  33,584 107,336 15,601
New Horizons Fund  38,521 26,662 —
New Income Fund  (286) 31,940 42,816
Overseas Stock Fund  48,807 349,803 53,156
Real Assets Fund  64,757 456,512 57,483
Small-Cap Stock Fund  33,087 48,387 2,997
Small-Cap Value Fund  48,308 45,483 6,515
Transition Fund  (1,855) (54) 465
U.S. Large-Cap Core Fund  241,282 61,639 24,304
U.S. Treasury Long-Term Index Fund  (10,351) 35,192 14,264
Value Fund  171,565 431,707 56,930
U.S. Treasury Money Fund, 3.76% — — 9,376
Totals $ 1,789,619# $ 2,428,488 $ 525,205+

T. ROWE PRICE Retirement 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $1,007 of the net realized gain (loss).
+ Investment income comprised $525,205 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2040 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2040 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2040 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F143-054Q3 02/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 3,107,269 $ — $ — $ 3,107,269
Equity Funds 23,547,787 — — 23,547,787
Other Mutual Funds 3,090 — — 3,090
Short-Term Investments 483,448 37,723 — 521,171
Total $ 27,141,594 $ 37,723 $ — $ 27,179,317
Liabilities
Futures Contracts* $ 11,877 $ — $ — $ 11,877
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.